Reverse Stock Split (Details)	0 Months Ended
Sep. 08, 2014
Convertible preferred stock
Reverse Stock Split
Reverse stock split conversion ratio	0.04347826
Common stock
Reverse Stock Split
Reverse stock split conversion ratio	0.04347826